UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-21035

CITIZENSSELECT FUNDS
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	04/30

Date of reporting period:	01/31/05

FORM N-Q

Item 1. Schedule of Investments.

Citizens Select Prime Money Market Fund
Statement of Investments
1/31/2005 (Unaudited)

	Principal
Negotiable Bank Certificates of Deposit - 23.4%	Amount ($)	Value ($)

Banco Bilbao Vizcaya Argentaria, S.A. (Yankee)
2.35%, 2/11/2005	15,000,000	15,000,000
Citibank N.A.
2.40%, 3/10/2005	15,000,000	15,000,000
Credit Agricole Indosuez (Yankee)
2.32%, 4/19/2005	15,000,000 a	14,999,367
Credit Suisse First Boston (Yankee)
2.19%, 4/12/2005	10,000,000	10,000,000
Natexis Banques Populaires (Yankee)
2.36%, 2/11/2005	15,000,000	15,000,000
Wachovia Bank
2.55%, 3/24/2005	12,000,000	12,000,000
Washington Mutual Bank
2.50%, 3/22/2005	15,000,000	15,000,000
Total Negotiable Bank Certificates of Deposit
(cost $96,999,367)		96,999,367

Commercial Paper - 41.9%

Amstel Funding Corp.
2.46%, 3/24/2005	13,000,000 b	12,954,879
Amsterdam Funding Corp.
2.34%, 2/10/2005	15,000,000 b	14,991,263
Barclays U.S. Funding Corp.
2.51%, 3/24/2005	12,000,000	11,957,500
Beta Finance Inc.
2.03%, 3/14/2005	15,000,000 b	14,965,663
Depfa Bank PLC
2.34%, 2/7/2005	15,000,000	14,994,175
Deutsche Bank Financial LLC
2.50%, 2/1/2005	15,000,000	15,000,000
FCAR Owner Trust
2.52%, 3/22/2005	12,000,000	11,959,003
General Electric Capital Services Inc.
2.01%, 3/9/2005	15,000,000	14,970,150
Greyhawk Funding LLC
2.53%, 3/22/2005	12,000,000 b	11,958,840
Mane Funding Corp.
2.54%, 3/24/2005	12,000,000 b	11,956,990
Paradigm Funding LLC
2.53%, 3/23/2005	8,100,000 b	8,071,650
Solitaire Funding LLC
2.34%, 2/7/2005	15,000,000 b	14,994,150
UBS Finance Delaware LLC
2.48%, 2/1/2005	15,000,000	15,000,000
Total Commercial Paper
(cost $173,774,263)		173,774,263

Corporate Notes - 2.4%

Harrier Finance Funding (U.S.) LLC
2.46%, 11/15/2005
(cost $9,999,072)	10,000,000 a,b	9,999,072

U.S. Government Agencies - 6.1%

Federal Home Loan Banks, Floating Rate Notes
2.31%, 4/11/2006	15,000,000 a	14,989,293
Federal National Mortage Association, Notes
1.57%, 5/13/2005	10,000,000	10,000,000
Total U.S. Government Agencies
(cost $24,989,293)		24,989,293

Time Deposits - 26.2%

Chase Manhattan Bank USA (Grand Cayman)
2.50%, 2/1/2005	15,000,000	15,000,000
Danske Bank A/S (Grand Cayman)
2.48%, 2/1/2005	15,000,000	15,000,000
Fortis Bank (Grand Cayman)
2.48%, 2/1/2005	15,000,000	15,000,000
Key Bank N.A. (Grand Cayman)
2.50%, 2/1/2005	10,000,000	10,000,000
Manufacturers & Traders Trust Co. (Grand Cayman)
2.56%, 2/1/2005	15,000,000	15,000,000
National City Bank (Grand Cayman)
2.47%, 2/1/2005	18,600,000	18,600,000
State Street Bank & Trust Co. (Grand Cayman)
2.50%, 2/1/2005	10,000,000	10,000,000
Sun Trust Bank (Grand Cayman)
2.50%, 2/1/2005	10,000,000	10,000,000
Total Time Deposits
(cost $108,600,000)		108,600,000

Total Investments (cost $414,361,995)	100.0%	414,361,995
Cash and Receivables (Net)	0.0%	184,469
Net Assets	100.0%	414,546,464

a Variable interest rate - subject to periodic change.
b Securities exempt from registration under Rule 144A of the Secutities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determine to be liquid by the Fund's Board. At January 31,2005 these securities amounted to $99,892,507 or 24.1% of net assets.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

CitizensSelect Treasury Money Market Fund
Statement of Investments
January 31, 2005 (Unaudited)

	Annualized
	Yield on
	Date of	Principal
U.S.Treasury Bills-88.8%	Purchase (%)	Amount ($)	Value ($)

2/3/2005	1.98	15,745,000	15,743,272
2/10/2005	2.04	71,150,000	71,113,917
2/17/2005	1.97	50,000,000	49,956,445
2/24/2005	1.92	25,000,000	24,969,493
3/3/2005	2.02	33,200,000	33,144,192
3/17/2005	2.08	26,357,000	26,290,242
3/24/2005	2.20	30,258,000	30,164,180
3/31/2005	2.25	29,400,000	29,293,992
4/14/2005	2.27	30,000,000	29,864,400

Total U.S. Treasury Bills
(cost $310,540,133)			310,540,133
U.S.Treasury Notes-11.4%

1.625%, 4/30/2005
(cost $39,919,426)	2.39	40,000,000	39,919,426

Total Investments (cost $ 350,459,559 )		100.2%	350,459,559

Liabilities, Less Cash and Receivables		(0.2%)	(936,188)

Net Assets		100.0%	349,523,371

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

CITIZENSSELECT FUNDS

By:	/s/ Stephen E. Canter

Stephen E. Canter
President
Date:	March 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter

Stephen E. Canter
Chief Executive Officer
Date:	March 17, 2005

By:	/s/ James Windels

James Windels
Chief Financial Officer
Date:	March 17, 2005

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)